2. RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions Tables
Schedule of related party transactions
	2016	2015
Stockholder Advances	$139,200	$167,500
Advances from Affiliate	2,000	2,000
	$141,200	$169,500

	2015	2014
Stockholder Advances	$167,500	$110,000
Advances from Affiliate	2,000	—
	$169,500	$110,000